Debt (Unsecured Senior Notes Due 2016, Net) (Narrative) (Details) (USD $) In Millions, unless otherwise specified		12 Months Ended
	Jan. 11, 2010	Dec. 31, 2011 Unsecured Senior Notes Due 2016 [Member]
Schedule of Long-term Debt Instruments [Line Items]
Issuance date		2011-03-30
Aggregate principal amount		$ 400.0
Percentage of principal amount paid by the underwriters		99.365%
Interest rate	3.75%	3.85%
Payable dates		April 15 and October 15
Date of first required payment		2011-10-15
Redemption percentage of principal		100.00%
Spread over adjusted treasury rate		30.00%